Other Income and Expenses	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Other income and expenses
9. Other income and expenses
9.1.1 Other income, net

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Government grants*	3,963	1,218	1,054
Covid-19-related rent concessions from a lessor (Note 24)	—	778	—
Foreign exchange differences, net	(1,032)	361	1,173
Additional deduction of VAT	502	1,864	684
Bad debt recovery	5,201	—	200
Others	66	164	719

Total other income, net	8,700	4,385	3,830

*
Various government grants were received with the aim to subsidise the Beijing Music Festival held and award the Group due to the US listing for the year ended December 31, 2021. There are no unfulfilled conditions or contingencies relating to these grants.

9.1.2 Other operating expenses
The amounts recognised for the year ended December 31, 2021 mainly represented the compensation payables on contract terminations of RMB1,622,000 (2020: Nil; 2019: Nil) and loss on disposal of assets of RMB1,112,000 (2020: RMB4,000; 2019: RMB41,000).
9.2 Finance costs

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Interest on loans and borrowings	6,602	7,544	2,629
Interest on lease liabilities	1,082	2,561	613

Total finance costs	7,684	10,105	3,242

9.3 Finance income

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Bank interest income	34	45	155
Interest income on loans receivable	—	1,527	—
Interest income on net investments in subleases	45	49	103

Total finance income	79	1,621	258

9.4 Depreciation, amortisation and costs of inventories

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Included in cost of sales:
Depreciation of property, plant and equipment	9,709	1,448	233
Depreciation of right-of-use assets	696	1,955	66
Amortisation of intangible assets	8,271	5,326	3,720
Costs of inventories recognised as an expense	18,782	11,489	12,465
Included in selling expenses:
Depreciation of right-of-use assets	821	516	489
Included in administrative expenses:
Depreciation of property, plant and equipment	1,000	809	1,018
Depreciation of right-of-use assets	2,622	2,009	1,063
Amortisation of intangible assets	151	40	42
9.5 Research and development costs
The Group’s research and development concentrates on the development of smart music learning
solutions, which include music education system, musical software (e.g. Kuke music app, digital music cloud library), Kuke music online platform, audiobook, musical education instruments and hardware (e.g. Kukey smart pianos).
Research and development costs of RMB27,811,000, RMB12,598,000 and RMB10,258,000 that are not eligible for capitalisation were expensed and included in administrative expenses for the years ended December 31, 2021, 2020 and 2019, respectively.
9.6 Wages and salaries and pension scheme contributions

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Wages and salaries	41,473	29,798	19,245
Equity-settled share-based payment expenses	53,933	19,416	—
Pension scheme contributions	3,485	129	3,053
At December 31, 2021, 2020 and 2019, the Group had no forfeited contributions available to reduce its pension scheme contributions
in future years.